Financial Assets and Financial Liabilities - Summary Of Loans And Borrowings (Detail) - EUR (€) € in Thousands	Jun. 30, 2024		Dec. 31, 2023
Non-current
Loans and borrowings	€ 90,925		€ 80,861
Lease liabilities	33,232	[1]	34,063
Total	124,157		114,924
Current
Loans and borrowings	125,757		126,496
Derivative warrant liabilities	1,977	[1]	3,119
Lease liabilities	4,855	[1]	4,914
Total	132,589		134,529
Loans [Member]
Non-current
Loans and borrowings	90,925		80,861
Current
Loans and borrowings	30,148		32,037
Working Capital Line Of Credit [Member]
Current
Loans and borrowings	€ 95,609		€ 94,459

[1]	Unaudited